Income tax expense (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Income Tax Expense
	2017	2016	2015
Current income tax expense	(437,967)	(200,663)	(591,297)
Deferred income tax expense	(133,791)	(222,497)	(75,815)

Total income tax expense	(571,758)	(423,160)	(667,112)

Summary of Income Tax Recognized Directly in Equity
Income tax relating to each component of other comprehensive income
2017	Before tax	Tax (expense)/ credit	Net of tax
Foreign currency translation differences	100,149	(107,299)	(7,150)
Remeasurements of employee termination benefits	(3,738)	748	(2,990)

	96,411	(106,551)	(10,140)

2016
Foreign currency translation differences	218,472	(87,381)	131,091
Remeasurements of employee termination benefits	(34,532)	7,066	(27,466)

	183,940	(80,315)	103,625

2015
Foreign currency translation differences	(384,466)	(5,749)	(390,215)
Changes in cash flow hedge reserve	719	—	719
Remeasurements of employee termination benefits	(13,466)	2,563	(10,903)

	(397,213)	(3,186)	(400,399)

Summary of Reconciliation of Effective Income Tax Expense

Reconciliation of income tax expense

	2017	2016	2015
Profit from continuing operations before income tax expense	2,609,517	2,009,127	2,203,327
Profit from discontinued operations before income tax expense	—	(42,164)	367,336

Profit before income tax expense	2,609,517	1,966,963	2,570,663

Tax at the Turkey’s tax rate	(521,903)	(393,393)	(514,133)
Difference in overseas tax rates	4,133	(15,935)	(52,688)
Effect of exemptions (*)	73,916	104,244	62,163
Effect of amounts which are not deductible	(102,102)	(78,571)	(16,104)
Utilization of previously unrecognized tax losses	—	1,253	22,863
Change in unrecognized deferred tax assets (**)	(41,340)	(30,616)	(198,364)
Adjustments for current tax of prior years	11,280	(8,176)	—
Tax effect of investment in associate	—	—	32,926
Other	4,258	(1,966)	(3,775)

Total income tax expense	(571,758)	(423,160)	(667,112)

(*)	Mainly comprises of research and development tax credit.
(**)	Mainly comprises of tax losses for which no deferred tax asset has been recognized.